Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 01, 2018	May 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss	$ 17		$ 0
Common Stock, Shares Authorized	1,000
Common Stock, Shares, Outstanding			1,000
Debt Securities, Available-for-sale, Allowance for Credit Loss	$ (1)	$ 0	$ 0
Financing Receivable, Past Due			0
Debt Securities, Available-for-sale, Amortized Cost	$ 13,137		$ 13,020
Common Stock, Shares, Issued	1,000		1,000
Common Stock, Value, Issued	$ 6		$ 6
Commercial Loan [Member]
Financing Receivable, Allowance for Credit Loss	17	$ 9	$ 0	$ 5	$ 5	$ 0	$ 0	$ 0	$ 0
Financing Receivable, Past Due	$ 0